Consolidated Statements of Changes in Equity (Parenthetical) $ in Thousands	Jan. 01, 2018 CLP ($)
Initial balance adjustment for IFRS 9
Retained earnings	$ 3,411,631
Increase (decrease) due to application of IAS 29 [member]
Retained earnings	$ 664,470